Consolidated Statements of Operations and Comprehensive (Loss) Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor
Revenue, net of contractual discounts	$ 1,691,208	$ 1,529,140	$ 3,146,039	$ 4,986,261	$ 4,381,061	$ 5,834,632	$ 2,053,311	$ 4,790,834
Provision for uncompensated care	(735,320)	(708,329)	(1,260,228)	(2,242,794)	(1,952,858)	(2,534,511)	(831,521)	(1,931,512)
Net revenue	955,888	820,811	1,885,811	2,743,467	2,428,203	3,300,121	1,221,790	2,859,322
Compensation and benefits	677,797	577,502	1,311,060	1,963,546	1,706,205	2,307,628	874,633	2,023,503
Operating expenses	110,387	100,617	259,639	313,145	305,005	421,424	156,740	359,262
Insurance expense	26,974	22,907	65,030	78,647	75,352	97,950	47,229	97,330
Selling, general and administrative expenses	40,733	18,541	44,355	86,521	57,670	78,540	29,241	67,912
Depreciation and amortization expense	35,175	30,592	71,312	104,552	91,844	123,751	28,467	65,332
Restructuring charges	1,319	2,028	6,483	4,988	10,751	14,086
Income from operations	63,503	68,624	127,932	192,068	181,376	256,742	85,480	245,983
Interest income from restricted assets	2	(116)	1,950	634	429	625	1,124	3,105
Interest expense	(46,772)	(41,322)	(104,701)	(148,526)	(126,288)	(182,607)	(7,886)	(22,912)
Realized gain on investments	158	5	41	276	366	394	(9)	2,450
Interest and other (expense) income	(52)	937	(3,151)	(13,022)	1,340	1,422	(28,873)	968
Loss on early debt extinguishment	(29,519)	(1,561)		(29,641)	(6,733)	(8,307)	(10,069)	(19,091)
Income before income taxes and equity in earnings of unconsolidated subsidiary	(12,680)	26,567	22,071	1,789	50,490	68,269	39,767	210,503
Income tax benefit (expense)	4,949	(11,448)	(9,328)	(3,932)	(21,952)	(27,463)	(19,242)	(79,126)
Income before equity in earnings of unconsolidated subsidiary	(7,731)	15,119	12,743	(2,143)	28,538	40,806	20,525	131,377
Equity in earnings of unconsolidated subsidiary	68	90	276	230	304	379	143	347
Net income	(7,663)	15,209	13,019	(1,913)	28,842	41,185	20,668	131,724
Other comprehensive (loss) income, net of tax:
Unrealized holding (losses) gains during the period	(133)	471	(41)	(582)	674	1,632	182	164
Unrealized gains (losses) on derivative financial instruments	236	1,031	(2,661)	(42)	(234)	857	25	963
Comprehensive income	$ (7,560)	$ 16,711	$ 10,317	$ (2,537)	$ 29,282	$ 43,674	$ 20,875	$ 132,851
Basic net (loss) income per common share (in dollars per share)	$ (0.05)	$ 0.12	$ 0.10	$ (0.01)	$ 0.22	$ 0.32	$ 0.05	$ 0.32
Diluted net (loss) income per common share (in dollars per share)	$ (0.05)	$ 0.11	$ 0.10	$ (0.01)	$ 0.22	$ 0.31	$ 0.05	$ 0.32
Average common shares outstanding, basic (in shares)	157,282,885	130,230,634	129,469,067	139,969,940	130,219,651	130,228,970	411,757,044	408,836,482
Average common shares outstanding, diluted (in shares)	157,282,885	133,463,882	130,833,200	139,969,940	132,479,821	132,945,862	417,085,451	415,648,313